Financial instruments - Undiscounted Non-derivative Financial Liabilities and Contractual Maturities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Not later than one month [member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 134,381	$ 192,572
Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	235,396	278,520
Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	26,820	23,412
Later than one year and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 430,993	$ 607,796